Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Balances And Transactions
17.	RELATED PARTY BALANCES AND TRANSACTIONS

Name of related parties	Relationship with the Company
Mr. Jiayuan Lin	Principal shareholder and Chief Executive Officer of the Company
Shanghai Wangjin Investment Management Co., Ltd.	Company controlled by principal shareholder of the Company
Shanghai Chejia(i)	The Company’s equity method investee

(i)
In September 2018, the Company acquired the remaining 50% of the equity interest in Shanghai Chejia for RMB206,000,000, and Shanghai Chejia became the wholly-owned subsidiary of the Company. Therefore, Shanghai Chejia was deemed to be a related party for the nine months ended September 30, 2018.

Details of related party transactions for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenue
Shanghai Chejia	14,928,349	—	—	—

Interest income
Mr. Jiayuan Lin	784,805	—	—	—
Shanghai Wangjin Investment Management Co., Ltd	430,260	—	—	—
Shanghai Chejia	2,199,730	—	—	—

	3,414,795	—	—	—